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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered

Management Investment Company

Investment Company Act file number: 811-22051

Voya International High Dividend Equity Income Fund

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

Huey P. Falgout, Jr., 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: February 28

Date of reporting period: May 31, 2014

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

Voya International High Dividend Equity Income Fund

The schedules are not audited.

Voya International High Dividend Equity Income Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2014 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 96.5%
		Australia: 8.5%
11,522		Australia & New Zealand Banking Group Ltd.	$359,965	0.4
20,609		BHP Billiton Ltd.	701,121	0.8
207,152	@	CFS Retail Property Trust	395,698	0.5
35,270		Coca-Cola Amatil Ltd.	311,301	0.4
78,250		Goodman Group	371,380	0.4
123,076		Incitec Pivot Ltd.	315,569	0.4
68,956	@	Insurance Australia Group	382,451	0.5
124,619		Metcash Ltd.	330,533	0.4
10,761		National Australia Bank Ltd.	336,076	0.4
6,433		Rio Tinto Ltd.	355,888	0.4
29,331	@	Santos Ltd.	397,131	0.5
281,895	@	Sigma Pharmaceuticals Ltd.	186,330	0.2
221,903		Spark Infrastructure Group	372,298	0.5
96,542		Stockland	350,945	0.4
29,975		Suncorp Group Ltd	373,361	0.5
88,078		Sydney Airport	360,276	0.4
73,344		Toll Holdings Ltd.	370,631	0.4
51,126		Transurban Group	353,960	0.4
27,092		Treasury Wine Estates Ltd.	131,599	0.2
11,065		Westpac Banking Corp.	354,696	0.4
			7,111,209	8.5

		Austria: 0.5%
4,760		BUWOG AG	89,219	0.1
95,204		Immofinanz Immobilien Anlagen AG	338,461	0.4
			427,680	0.5

		Belgium: 3.2%
27,084		Belgacom S.A.	897,083	1.1
36,776		bpost SA	926,431	1.1
11,627		Delhaize Group	827,685	1.0
			2,651,199	3.2

		Canada: 1.0%
9,300	@	Canadian Imperial Bank of Commerce	821,562	1.0

		China: 8.5%
121,500		BOC Hong Kong Holdings Ltd.	366,241	0.5
570,000	@	China BlueChemical Ltd.	305,516	0.4
770,000		China Communications Services Corp., Ltd.	365,935	0.4
718,380		China Construction Bank	528,463	0.6
38,000		China Mobile Ltd.	372,436	0.5
130,000	@	China Overseas Land & Investment Ltd.	339,618	0.4
397,400		China Petroleum & Chemical Corp.	359,375	0.4
138,000		China Resources Power Holdings Co.	363,279	0.4
924,000		China Shanshui Cement Group Ltd.	337,171	0.4
104,000		China Shineway Pharmaceutical Group Ltd.	190,640	0.2
826,000		China Telecom Corp., Ltd.	416,254	0.5
258,000		COSCO Pacific Ltd.	341,272	0.4
356,000		Guangdong Investment Ltd.	395,633	0.5
278,000		Harbin Electric Co. Ltd.	165,933	0.2
894,118		Industrial and Commercial Bank of China Ltd.	583,006	0.7
152,000	@	Jiangsu Expressway Co. Ltd.	182,761	0.2
604,500		Parkson Retail Group Ltd.	178,736	0.2
352,000		PetroChina Co., Ltd.	421,207	0.5
104,000		Shanghai Industrial Holdings Ltd.	321,704	0.4
152,500		Sinopec Engineering Group Co. Ltd.	176,125	0.2
420,000		Zhejiang Expressway Co., Ltd.	416,403	0.5
			7,127,708	8.5

		Denmark: 0.8%
11,396		FLSmidth & Co. A/S	668,632	0.8

		France: 10.5%
15,656		Alstom	617,093	0.7
24,355		AXA S.A.	601,956	0.7
9,300		BNP Paribas	651,101	0.8
20,132		Carrefour S.A.	731,812	0.9
6,584	@	Casino Guichard Perrachon S.A.	848,065	1.0
18,755		Electricite de France SA	658,462	0.8
45,050		Etablissements Maurel et Prom	774,677	0.9
22,436		Eutelsat Communications	785,527	0.9
38,914		France Telecom SA	650,963	0.8
5,592		Lafarge S.A.	483,184	0.6
12,076		Sanofi	1,291,090	1.6
9,277		Vinci S.A.	687,055	0.8
			8,780,985	10.5

		Germany: 3.8%
8,565		Deutsche Boerse AG	654,241	0.8
32,417		Deutsche Telekom AG	547,398	0.7
38,756		E.ON AG	755,030	0.9
12,631	@	Metro AG	528,561	0.6
3,152		Rheinmetall AG	216,044	0.3
10,790		RWE AG	433,410	0.5
			3,134,684	3.8

		Hong Kong: 3.4%
73,800		AIA Group Ltd.	370,525	0.4
56,000		Cheung Kong Infrastructure Holdings Ltd.	382,708	0.5
46,000		CLP Holdings Ltd.	379,038	0.5
2,470,000		Emperor Watch & Jewellery Ltd.	178,823	0.2

Voya International High Dividend Equity Income Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2014 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Hong Kong: (continued)
129,000		Hang Lung Properties Ltd.	$410,126	0.5
71,933		Link Real Estate Investment Trust	384,113	0.5
94,500		MTR Corp.	358,043	0.4
57,400		Television Broadcasts Ltd.	361,668	0.4
			2,825,044	3.4

		India: 2.9%
76,046		Bharat Heavy Electricals Ltd.	311,847	0.4
55,265		Coal India Ltd.	347,125	0.4
813,530		NHPC Ltd.	341,247	0.4
160,476		NTPC Ltd.	435,997	0.5
54,474		Oil & Natural Gas Corp., Ltd.	348,740	0.4
66,220		Oriental Bank Of Commerce	379,977	0.5
17,155		Punjab National Bank	274,326	0.3
			2,439,259	2.9

		Indonesia: 1.3%
161,000		Indo Tambangraya Megah PT	395,625	0.5
512,500		Indofood Sukses Makmur Tbk PT	300,195	0.3
876,000		XL Axiata Tbk PT	411,174	0.5
			1,106,994	1.3

		Italy: 4.3%
29,705	@	Assicurazioni Generali S.p.A.	673,260	0.8
156,813		Enel S.p.A.	888,201	1.1
43,223		ENI S.p.A.	1,100,824	1.3
273,772		Intesa Sanpaolo S.p.A.	918,057	1.1
			3,580,342	4.3

		Malaysia: 0.8%
254,908		Berjaya Sports Toto BHD	303,147	0.3
185,800		IJM Corp. Bhd	387,089	0.5
			690,236	0.8

		Netherlands: 2.6%
17,339		Corio NV	867,786	1.0
6,251		Koninklijke DSM NV	451,118	0.6
9,504	@	Nutreco NV	419,036	0.5
10,528		Royal Dutch Shell PLC - Class B	430,358	0.5
			2,168,298	2.6

		New Zealand: 0.4%
63,030		Sky Network Television Ltd.	353,415	0.4

		Norway: 0.8%
15,244		Yara International ASA	696,166	0.8

		Portugal: 0.1%
10,792		Energias de Portugal S.A.	51,077	0.1

		Singapore: 1.0%
239,000		CapitaMall Trust	394,842	0.5
22,000		United Overseas Bank Ltd.	396,044	0.5
			790,886	1.0

		South Korea: 4.7%
14,600		Hite Jinro Co. Ltd.	309,474	0.4
12,260		Hyundai Marine & Fire Insurance Co., Ltd.	348,219	0.4
856		Hyundai Motor Co.	120,943	0.2
1,803		Hyundai Motor Co.- Series 2	267,412	0.3
11,650		Kangwon Land, Inc.	348,137	0.4
10,558	@	KB Financial Group, Inc.	359,021	0.4
13,420		KT Corp.	399,231	0.5
4,536		KT&G Corp.	369,034	0.4
1,251		POSCO	354,652	0.4
284	@	Samsung Electronics Co., Ltd.	402,307	0.5
8,140		Shinhan Financial Group Co., Ltd.	355,859	0.4
2,879		SK Innovation Co. Ltd.	301,074	0.4
			3,935,363	4.7

		Spain: 3.4%
19,626		ACS Actividades de Construccion y Servicios S.A.	872,261	1.1
84,963		Banco Santander Central Hispano S.A.	869,998	1.0
13,695		Indra Sistemas S.A.	246,996	0.3
50,000		Telefonica S.A.	839,494	1.0
			2,828,749	3.4

		Sweden: 2.6%
62,376	@	Telefonaktiebolaget LM Ericsson	777,503	0.9
60,164		SSAB Svenskt Staal AB - Class A	576,507	0.7
107,590		TeliaSonera AB	797,360	1.0
			2,151,370	2.6

		Switzerland: 5.4%
20,719		Credit Suisse Group	615,323	0.7
6,679		Holcim Ltd.	586,321	0.7
19,209		Novartis AG	1,728,314	2.1
2,534		Roche Holding AG - Genusschein	746,903	0.9
2,880		Zurich Insurance Group AG	865,094	1.0
			4,541,955	5.4

		Taiwan: 4.1%
79,000		Cheng Uei Precision Industry Co., Ltd.	151,451	0.2
566,635	@	CTBC Financial Holding Co. Ltd	361,400	0.4
23,612		MediaTek, Inc.	384,029	0.5
439,144		Mega Financial Holdings Co., Ltd.	366,994	0.4
204,000		Powertech Technology, Inc.	393,907	0.5
129,000		Quanta Computer, Inc.	347,395	0.4
43,000		Radiant Opto-Electronics Corp.	176,802	0.2
195,624		Taiwan Semiconductor Manufacturing Co., Ltd.	784,060	0.9
140,165		TXC Corp.	207,805	0.3

Voya International High Dividend Equity Income Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2014 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Taiwan: (continued)
71,000	Zhen Ding Technology Holding Ltd.	$223,851	0.3
		3,397,694	4.1

	Thailand: 0.4%
37,000	PTT PCL-Foreign	331,638	0.4

	Turkey: 0.9%
30,685	Tupras Turkiye Petrol Rafine	745,277	0.9

	United Kingdom: 13.7%
8,106	@ AstraZeneca PLC	585,648	0.7
90,072	Aviva PLC	792,533	1.0
162,620	Balfour Beatty PLC	643,399	0.8
147,880	Barclays PLC	611,752	0.7
151,867	BP PLC	1,280,167	1.5
29,655	CNH Industrial NV	324,896	0.4
1,630	@ GlaxoSmithKline PLC	43,743	0.1
105,002	@ HSBC Holdings PLC (GBP)	1,107,598	1.3
35,600	HSBC Holdings PLC (HKD)	374,942	0.5
56,527	ICAP PLC	378,999	0.5
128,778	J Sainsbury PLC	747,803	0.9
117,541	Kingfisher PLC	774,119	0.9
13,095	@ Rio Tinto PLC	671,569	0.8
47,844	Royal Mail PLC	411,432	0.5
113,856	@ RSA Insurance Group PLC	915,672	1.1
33,342	Scottish & Southern Energy PLC	870,245	1.0
70,412	Segro PLC	436,565	0.5
39,546	UBM PLC	446,360	0.5
		11,417,442	13.7

	United States: 6.9%
11,100	Ensco PLC	584,526	0.7
23,700	Freeport-McMoRan Copper & Gold, Inc.	806,985	1.0
11,700	Kraft Foods Group, Inc.	695,682	0.8
14,200	Merck & Co., Inc.	821,612	1.0
8,800	Philip Morris International, Inc.	779,152	1.0
21,700	Pitney Bowes, Inc.	599,571	0.7
17,487	Teekay LNG Partners L.P.	774,674	0.9
13,600	Verizon Communications, Inc.	679,456	0.8
		5,741,658	6.9

	Total Common Stock
	(Cost $73,396,426)	80,516,522	96.5

PREFERRED STOCK: 1.3%
	Brazil: 0.8%
103,304	Cia Energetica de Minas Gerais	720,726	0.8

	South Korea: 0.5%
363	Samsung Electronics Co., Ltd.	394,818	0.5

	Total Preferred Stock
	(Cost $930,059)	1,115,544	1.3

RIGHTS: 0.0%
	Australia: 0.0%
11,889	@ Transurban Group	5,090	0.0

	Total Rights
	(Cost $–)	5,090	0.0

	Total Investments in Securities (Cost $74,326,485)	$81,637,156	97.8
	Assets in Excess of Other Liabilities	1,827,110	2.2
	Net Assets	$83,464,266	100.0

@	Non-income producing security

Cost for federal income tax purposes is $74,470,461.

Net unrealized appreciation consists of:

Gross Unrealized Appreciation	$10,836,815
Gross Unrealized Depreciation	(3,670,120)

Net Unrealized Appreciation	$7,166,695

Sector Diversification	Percentage of Net Assets
Financials	25.9%
Industrials	10.8
Energy	10.2
Consumer Staples	8.8
Materials	8.8
Utilities	8.5
Telecommunication Services	7.8
Health Care	6.8
Information Technology	5.5
Consumer Discretionary	4.7
Assets in Excess of Other Liabilities	2.2
Net Assets	100.0%

Voya International High Dividend Equity Income Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2014 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of May 31, 2014 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs # (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2014
Asset Table
Investments, at fair value
Common Stock
Australia	$330,533	$6,780,676	$–	$7,111,209
Austria	427,680	–	–	427,680
Belgium	926,431	1,724,768	–	2,651,199
Canada	821,562	–	–	821,562
China	–	7,127,708	–	7,127,708
Denmark	–	668,632	–	668,632
France	–	8,780,985	–	8,780,985
Germany	–	3,134,684	–	3,134,684
Hong Kong	361,668	2,463,376	–	2,825,044
India	–	2,439,259	–	2,439,259
Indonesia	–	1,106,994	–	1,106,994
Italy	–	3,580,342	–	3,580,342
Malaysia	–	690,236	–	690,236
Netherlands	–	2,168,298	–	2,168,298
New Zealand	–	353,415	–	353,415
Norway	696,166	–	–	696,166
Portugal	–	51,077	–	51,077
Singapore	–	790,886	–	790,886
South Korea	369,034	3,566,329	–	3,935,363
Spain	–	2,828,749	–	2,828,749
Sweden	–	2,151,370	–	2,151,370
Switzerland	–	4,541,955	–	4,541,955
Taiwan	–	3,397,694	–	3,397,694
Thailand	–	331,638	–	331,638
Turkey	–	745,277	–	745,277
United Kingdom	915,672	10,501,770	–	11,417,442
United States	5,741,658	–	–	5,741,658
Total Common Stock	10,590,404	69,926,118	–	80,516,522
Preferred Stock	720,726	394,818	–	1,115,544
Rights	–	5,090	–	5,090
Total Investments, at fair value	$11,311,130	$70,326,026	$–	$81,637,156
Liabilities Table
Other Financial Instruments+
Written Options	$–	$(601,415)	$–	$(601,415)
Total Liabilities	$–	$(601,415)	$–	$(601,415)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

Voya International High Dividend Equity Income Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2014 (Unaudited) (Continued)

Voya International High Dividend Equity Income Fund Written OTC Options on May 31, 2014:

Number of Contracts	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
Options on Indices
1,000	Goldman Sachs & Co.	Call on S&P/ASX 200 Index	5,447.190	AUD	06/05/14	$59,639	$(55,556)
1,790	Merrill Lynch & Co., Inc.	Call on Euro Stoxx 50® Index	3,171.000	EUR	06/05/14	129,057	(188,278)
680	Merrill Lynch & Co., Inc.	Call on FTSE 100 Index	6,815.170	GBP	06/05/14	81,837	(51,941)
1,100	Merrill Lynch & Co., Inc.	Call on Hang Seng Index	21,574.470	HKD	06/05/14	44,992	(209,118)
11,000,000	Merrill Lynch & Co., Inc.	Call on Korea Stock Exchange KOSPI 200 Index	254.561	KRW	06/05/14	28,109	(60,785)
7,900	Merrill Lynch & Co., Inc.	Call on Taiwan Stock Exchange Weighted Index	8,938.489	TWD	06/05/14	17,712	(35,737)
			Total Written OTC Options			$361,346	$(601,415)

Voya International High Dividend Equity Income Fund	PORTFOLIO OF INVESTMENTS
as of May 31, 2014 (Unaudited) (Continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of May 31, 2014 was as follows:

Derivatives not accounted for as hedging instruments

		Fair Value

Liability Derivatives	Instrument Type

Equity contracts	Written options	$601,415
Total Liability Derivatives		$601,415

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if at May 31, 2014:

	Goldman Sachs & Co.	Merrill Lynch & Co., Inc.	Totals
Liabilities:
Written options	$55,556	$545,859	$601,415
Total Liabilities	$55,556	$545,859	$601,415

Net OTC derivative instruments by counterparty, at fair value	$(55,556)	$(545,859)	(601,415)

Total collateral pledged by the Fund/(Received from counterparty)	$-	$-	$-

Net Exposure(1)	$(55,556)	$(545,859)	$(601,415)

(1) Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund.

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya International High Dividend Equity Income Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer

Date:	July 24, 2014

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	July 24, 2014